                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                   (CLASS B)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class B Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                 Mortality and Expense Risk Premium*.... 1.25%
                 Administrative Expense Charge..........  .15%
                                                         -----
                 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES. 1.40%

       * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A), in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class
          B), and in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                           Minimum Maximum
                                                                           ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...............................................................  0.60%   1.27%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                             Distribution            Acquired    Total                  Net Total
                                                and/or               Fund Fees  Annual     Fee Waiver    Annual
                                 Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                    Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Global Growth
   Fund                             0.52%        0.25%        0.03%      --      0.80%          --        0.80%
 American Funds Global Small
   Capitalization Fund              0.70%        0.25%        0.04%      --      0.99%          --        0.99%
 American Funds Growth Fund         0.33%        0.25%        0.02%      --      0.60%          --        0.60%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio
   -- Class B                       0.60%        0.25%        0.09%    0.08%     1.02%          --        1.02%
 Clarion Global Real Estate
   Portfolio -- Class B             0.60%        0.25%        0.05%      --      0.90%          --        0.90%
 ClearBridge Aggressive Growth
   Portfolio -- Class B             0.59%        0.25%        0.02%      --      0.86%        0.00%       0.86%

                                               Distribution            Acquired    Total                  Net Total
                                                  and/or               Fund Fees  Annual     Fee Waiver    Annual
                                   Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                      Fee          Fees       Expenses Expenses  Expenses  Reimbursement  Expenses
-------------------------------------------------------------------------------------------------------------------
 Invesco Comstock Portfolio --
   Class B                            0.57%        0.25%        0.02%      --      0.84%        0.02%       0.82%
 Invesco Mid Cap Value
   Portfolio -- Class B               0.65%        0.25%        0.05%    0.08%     1.03%        0.02%       1.01%
 JPMorgan Small Cap Value
   Portfolio -- Class B               0.77%        0.25%        0.06%    0.04%     1.12%        0.09%       1.03%
 Lord Abbett Bond Debenture
   Portfolio -- Class B               0.51%        0.25%        0.03%      --      0.79%          --        0.79%
 Met/Franklin Low Duration
   Total Return Portfolio --
   Class B                            0.50%        0.25%        0.05%      --      0.80%        0.03%       0.77%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class B               0.87%        0.25%        0.15%      --      1.27%        0.01%       1.26%
 MFS(R) Research International
   Portfolio -- Class B               0.68%        0.25%        0.07%      --      1.00%        0.06%       0.94%
 Morgan Stanley Mid Cap
   Growth Portfolio -- Class B        0.64%        0.25%        0.05%      --      0.94%        0.01%       0.93%
 Oppenheimer Global Equity
   Portfolio -- Class B               0.67%        0.25%        0.08%      --      1.00%        0.03%       0.97%
 PIMCO Inflation Protected
   Bond Portfolio -- Class B          0.47%        0.25%        0.08%      --      0.80%        0.00%       0.80%
 PIMCO Total Return Portfolio
   -- Class B                         0.48%        0.25%        0.03%      --      0.76%          --        0.76%
 Pioneer Fund Portfolio --
   Class A                            0.65%          --         0.05%      --      0.70%        0.04%       0.66%
 Pioneer Strategic Income
   Portfolio -- Class A               0.57%          --         0.06%      --      0.63%          --        0.63%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B               0.57%        0.25%        0.02%      --      0.84%          --        0.84%
 WMC Large Cap Research
   Portfolio -- Class B               0.59%        0.25%        0.03%      --      0.87%        0.05%       0.82%
METROPOLITAN SERIES FUND
 BlackRock Bond Income
   Portfolio -- Class B               0.33%        0.25%        0.02%      --      0.60%        0.00%       0.60%
 BlackRock Capital Appreciation
   Portfolio -- Class A               0.69%          --         0.02%      --      0.71%        0.01%       0.70%
 BlackRock Money Market
   Portfolio -- Class B               0.33%        0.25%        0.02%      --      0.60%        0.02%       0.58%
 Jennison Growth Portfolio --
   Class B                            0.60%        0.25%        0.02%      --      0.87%        0.07%       0.80%
 Loomis Sayles Small Cap
   Growth Portfolio -- Class B        0.90%        0.25%        0.05%      --      1.20%        0.09%       1.11%
 Met/Dimensional International
   Small Company Portfolio --
   Class B                            0.81%        0.25%        0.14%      --      1.20%        0.01%       1.19%
 MFS(R) Total Return Portfolio --
   Class B                            0.55%        0.25%        0.04%      --      0.84%          --        0.84%
 MFS(R) Value Portfolio --
   Class B                            0.70%        0.25%        0.02%      --      0.97%        0.14%       0.83%
 Neuberger Berman Genesis
   Portfolio -- Class B               0.80%        0.25%        0.03%      --      1.08%        0.01%       1.07%
 WMC Core Equity Opportunities
   Portfolio -- Class E               0.70%        0.15%        0.02%      --      0.87%        0.11%       0.76%

                                           Distribution            Acquired    Total                  Net Total
                                              and/or               Fund Fees  Annual     Fee Waiver     Annual
                               Management Service (12b-1)  Other      and    Operating and/or Expense Operating
                                  Fee          Fees       Expenses Expenses* Expenses  Reimbursement  Expenses**
----------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
-- CLASS B
 MetLife Asset Allocation 100
   Portfolio                      0.07%        0.25%        0.01%    0.70%     1.03%          --         1.03%
 SSgA Growth and Income ETF
   Portfolio                      0.30%        0.25%        0.01%    0.23%     0.79%          --         0.79%
 SSgA Growth ETF Portfolio        0.32%        0.25%        0.01%    0.25%     0.83%          --         0.83%
METROPOLITAN SERIES FUND --
CLASS B
 MetLife Asset Allocation 20
   Portfolio                      0.09%        0.25%        0.02%    0.52%     0.88%        0.01%        0.87%
 MetLife Asset Allocation 40
   Portfolio                      0.07%        0.25%        0.01%    0.57%     0.90%          --         0.90%
 MetLife Asset Allocation 60
   Portfolio                      0.06%        0.25%          --     0.62%     0.93%          --         0.93%
 MetLife Asset Allocation 80
   Portfolio                      0.06%        0.25%        0.01%    0.66%     0.98%          --         0.98%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, LOWA, 50306-0366, (800) 343-8496.

YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

 Invesco Comstock Portfolio
 Invesco Mid Cap Value Portfolio (formerly Lord Abbett Mid Cap Value Portfolio) JPMorgan Small Cap Value Portfolio
 Lord Abbett Bond Debenture Portfolio
 Met/Franklin Low Duration Total Return Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Global Equity Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio (Class A)
 Pioneer Strategic Income Portfolio (Class A)
 T. Rowe Price Large Cap Value Portfolio
 WMC Large Cap Research Portfolio (formerly BlackRock Large Cap Core Portfolio)

METROPOLITAN SERIES FUND (CLASS B (OR CLASS A OR CLASS E AS NOTED))

 BlackRock Bond Income Portfolio
 BlackRock Capital Appreciation Portfolio (Class A)
 BlackRock Money Market Portfolio
 Jennison Growth Portfolio
 Loomis Sayles Small Cap Growth Portfolio
 Met/Dimensional International Small Company Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 Neuberger Berman Genesis Portfolio
 WMC Core Equity Opportunities Portfolio (Class E) (formerly Davis Venture
   Value Portfolio)

MET INVESTORS SERIES TRUST (CLASS B)

 MetLife Asset Allocation 100 Portfolio (formerly MetLife Aggressive Strategy
   Portfolio)
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio

METROPOLITAN SERIES FUND (CLASS B)

 MetLife Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio

OTHER INFORMATION

DISTRIBUTOR

The principal business address of MetLife Investors Distribution Company ("Distributor") has changed from
5 Park Plaza, Suite 1900, Irvine, CA 92614 to
1095 Avenue of the Americas, New York, NY 10036.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002); (b) Met Investors Series Trust:
T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed effective as of May 1,
2003); and for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004); (c) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund
(Class 2) (closed effective May 1, 2003); (d) Metropolitan Series Fund (Class
B): Baillie Gifford International Stock Portfolio (Class B), (closed effective December 19, 2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004); (e) Putnam Variable
Trust: Putnam VT Equity Income Fund (Class IB) (closed effective April 28,
2008).

Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 2) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global

Income Securities Fund (Class B) (closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 2) (closed effective May 1,
2003) was replaced with T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) and for contracts issued on or after May 1, 2002, AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. (closed effective May 1, 2003) was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the AIM V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2002) was replaced with the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid-Cap Value Portfolio (Class B) (approximately 65%).

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. (closed effective April 28, 2008) merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust (closed effective April 30, 2007) merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the Met/Franklin Mutual Shares Portfolio and the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged, respectively, into the MFS Value Portfolio and the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund. Also effective April 29, 2013, the Met/Franklin Templeton Founding Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Growth Strategy Portfolio of the Met Investors Series Trust.

Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Met Investors Series Trust.

Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.

Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

                                INVESTMENT OBJECTIVE                                   INVESTMENT ADVISER/SUBADVISER
----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
SERIES(R) -- CLASS 2
 American Funds Global Growth   Seeks long-term growth of capital.                     Capital Research and
   Fund                                                                                Management Company
 American Funds Global Small    Seeks long-term growth of capital.                     Capital Research and
   Capitalization Fund                                                                 Management Company
 American Funds Growth Fund     Seeks growth of capital.                               Capital Research and
                                                                                       Management Company
MET INVESTORS SERIES TRUST
 BlackRock High Yield           Seeks to maximize total return, consistent with        MetLife Advisers, LLC
   Portfolio -- Class B         income generation and prudent investment               Subadviser: BlackRock
                                management.                                            Financial Management, Inc.
 Clarion Global Real Estate     Seeks total return through investment in real estate   MetLife Advisers, LLC
   Portfolio -- Class B         securities, emphasizing both capital appreciation and  Subadviser: CBRE Clarion
                                current income.                                        Securities LLC
 ClearBridge Aggressive Growth  Seeks capital appreciation.                            MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: ClearBridge
                                                                                       Investments, LLC
 Invesco Comstock Portfolio --  Seeks capital growth and income.                       MetLife Advisers, LLC
   Class B                                                                             Subadviser: Invesco Advisers,
                                                                                       Inc.
 Invesco Mid Cap Value          Seeks high total return by investing in equity         MetLife Advisers, LLC
   Portfolio -- Class B         securities of mid-sized companies.                     Subadviser: Invesco Advisers,
                                                                                       Inc.
 JPMorgan Small Cap Value       Seeks long-term capital growth.                        MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: J.P. Morgan
                                                                                       Investment Management Inc.
 Lord Abbett Bond Debenture     Seeks high current income and the opportunity for      MetLife Advisers, LLC
   Portfolio -- Class B         capital appreciation to produce a high total return.   Subadviser: Lord, Abbett & Co.
                                                                                       LLC
 Met/Franklin Low Duration      Seeks a high level of current income, while seeking    MetLife Advisers, LLC
   Total Return Portfolio --    preservation of shareholders' capital.                 Subadviser: Franklin Advisers,
   Class B                                                                             Inc.
 MFS(R) Emerging Markets        Seeks capital appreciation.                            MetLife Advisers, LLC
   Equity Portfolio -- Class B                                                         Subadviser: Massachusetts
                                                                                       Financial Services Company
 MFS(R) Research International  Seeks capital appreciation.                            MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser: Massachusetts
                                                                                       Financial Services Company
 Morgan Stanley Mid Cap         Seeks capital appreciation.                            MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                         Subadviser: Morgan Stanley
                                                                                       Investment Management Inc.
 Oppenheimer Global Equity      Seeks capital appreciation.                            MetLife Advisers, LLC
   Portfolio -- Class B                                                                Subadviser:
                                                                                       OppenheimerFunds, Inc.

                                   INVESTMENT OBJECTIVE                                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
 PIMCO Inflation Protected         Seeks maximum real return, consistent with             MetLife Advisers, LLC
   Bond Portfolio -- Class B       preservation of capital and prudent investment         Subadviser: Pacific Investment
                                   management.                                            Management Company LLC
 PIMCO Total Return Portfolio      Seeks maximum total return, consistent with the        MetLife Advisers, LLC
   -- Class B                      preservation of capital and prudent investment         Subadviser: Pacific Investment
                                   management.                                            Management Company LLC
 Pioneer Fund Portfolio --         Seeks reasonable income and capital growth.            MetLife Advisers, LLC
   Class A                                                                                Subadviser: Pioneer Investment
                                                                                          Management, Inc.
 Pioneer Strategic Income          Seeks a high level of current income.                  MetLife Advisers, LLC
   Portfolio -- Class A                                                                   Subadviser: Pioneer Investment
                                                                                          Management, Inc.
 T. Rowe Price Large Cap Value     Seeks long-term capital appreciation by investing in   MetLife Advisers, LLC
   Portfolio -- Class B            common stocks believed to be undervalued. Income       Subadviser: T. Rowe Price
                                   is a secondary objective.                              Associates, Inc.
 WMC Large Cap Research            Seeks long-term capital appreciation.                  MetLife Advisers, LLC
   Portfolio -- Class B                                                                   Subadviser: Wellington
                                                                                          Management Company, LLP
METROPOLITAN SERIES FUND
 BlackRock Bond Income             Seeks a competitive total return primarily from        MetLife Advisers, LLC
   Portfolio -- Class B            investing in fixed-income securities.                  Subadviser: BlackRock
                                                                                          Advisors, LLC
 BlackRock Capital                 Seeks long-term growth of capital.                     MetLife Advisers, LLC
   Appreciation Portfolio --                                                              Subadviser: BlackRock
   Class A                                                                                Advisors, LLC
 BlackRock Money Market            Seeks a high level of current income consistent with   MetLife Advisers, LLC
   Portfolio -- Class B            preservation of capital.                               Subadviser: BlackRock
                                                                                          Advisors, LLC
 Jennison Growth Portfolio --      Seeks long-term growth of capital.                     MetLife Advisers, LLC
   Class B                                                                                Subadviser: Jennison Associates
                                                                                          LLC
 Loomis Sayles Small Cap           Seeks long-term capital growth.                        MetLife Advisers, LLC
   Growth Portfolio -- Class B                                                            Subadviser: Loomis, Sayles &
                                                                                          Company, L.P.
 Met/Dimensional International     Seeks long-term capital appreciation.                  MetLife Advisers, LLC
   Small Company Portfolio --                                                             Subadviser: Dimensional Fund
   Class B                                                                                Advisors LP
 MFS(R) Total Return Portfolio --  Seeks a favorable total return through investment in   MetLife Advisers, LLC
   Class B                         a diversified portfolio.                               Subadviser: Massachusetts
                                                                                          Financial Services Company
 MFS(R) Value Portfolio --         Seeks capital appreciation.                            MetLife Advisers, LLC
   Class B                                                                                Subadviser: Massachusetts
                                                                                          Financial Services Company
 Neuberger Berman Genesis          Seeks high total return, consisting principally of     MetLife Advisers, LLC
   Portfolio -- Class B            capital appreciation.                                  Subadviser: Neuberger Berman
                                                                                          Management LLC
 WMC Core Equity                   Seeks to provide a growing stream of income over       MetLife Advisers, LLC
   Opportunities Portfolio --      time and, secondarily, long-term capital appreciation  Subadviser: Wellington
   Class E                         and current income.                                    Management Company, LLP
MET INVESTORS SERIES TRUST --
CLASS B
 MetLife Asset Allocation 100      Seeks growth of capital.
   Portfolio                                                                              MetLife Advisers, LLC
 SSgA Growth and Income ETF        Seeks growth of capital and income.                    MetLife Advisers, LLC
   Portfolio                                                                              Subadviser: SSgA Funds
                                                                                          Management, Inc.

                              INVESTMENT OBJECTIVE                                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------------------------------
 SSgA Growth ETF Portfolio    Seeks growth of capital.                                 MetLife Advisers, LLC
                                                                                       Subadviser: SSgA Funds
                                                                                       Management, Inc.
METROPOLITAN SERIES FUND --
CLASS B
 MetLife Asset Allocation 20  Seeks a high level of current income, with growth of
   Portfolio                  capital as a secondary objective.                        MetLife Advisers, LLC
 MetLife Asset Allocation 40  Seeks high total return in the form of income and
   Portfolio                  growth of capital, with a greater emphasis on
                              income.                                                  MetLife Advisers, LLC
 MetLife Asset Allocation 60  Seeks a balance between a high level of current
   Portfolio                  income and growth of capital, with a greater
                              emphasis on growth of capital.                           MetLife Advisers, LLC
 MetLife Asset Allocation 80  Seeks growth of capital.
   Portfolio                                                                           MetLife Advisers, LLC